REVENUE (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BREAKDOWN OF REVENUE

A summary of the Company’s revenue disaggregated by segment for the years ended June 30, 2024, 2025 and 2026, respectively, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
At a point in time
Events curation
— external	894,643	763,006	729,802	4,488
— related party	—	135,790	164,885	1,014
	894,643	898,796	894,687	5,502

Consultancy and management
— Club events
— external	1,420,005	1,515,842	1,430,151	8,794
— related party	—	100	—	—
— Commission from beverage products	71,447	159,118	142,733	879
	1,491,452	1,675,060	1,572,884	9,673

Restaurant operation	112,708	92,478	73,095	450
Total revenue from the transfer of goods and services at a point in time	2,498,803	2,666,334	2,540,666	15,625

Over time
Consultancy and management
— Club management services	567,333	592,998	386,746	2,378
— Sponsorship and advertising	111,980	212,244	137,136	843
Total revenue from the transfer of goods and services over time	679,313	805,242	523,882	3,221

Sub-leasing revenue	283,119	67,346	102,553	631
Total revenue	3,461,235	3,538,922	3,167,101	19,477

SCHEDULE OF TRANSACTION PRICE ALLOCATED TO THE REMAINING PERFORMANCE OBLIGATIONS

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ending June 30,	JPY’000
2027	114,306
2028	11,634
2029	833
Total	126,773